Corporate Information (Details) - BRL (R$)								1 Months Ended	12 Months Ended
	Jun. 25, 2024	Jun. 23, 2023	Mar. 21, 2023	Dec. 29, 2022	Dec. 26, 2022	Feb. 25, 2022	Dec. 31, 2021	Dec. 29, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2022	Dec. 16, 2021
Corporate Information [Line Items]
Sales price									R$ 364
Assets held for sale									349
Sale of properties							R$ 209					R$ 209
Remaining properties											R$ 165
Commercial amount							798				3,130	798		R$ 3,973
Installments year percentage														1.20%
Property, plant and equipment								R$ 1,201
Company paid								R$ 1,000
Sale amount							R$ 403
Sale price						R$ 1,200
Installment amount				R$ 956
Total payment									R$ 894	R$ 2,609	850	R$ 1,000
Shares (in Shares)													140,800,000
Common shares issued (in Shares)		157,582,850	157,582,865
Ownership interest percentage		0.01%	11.70%
Percentage of shares outstanding	0.28%
GPA [Member]
Corporate Information [Line Items]
Commercial amount											R$ 1,200
Top of range [member]
Corporate Information [Line Items]
Purchase price					R$ 3,973
Bottom of range [member]
Corporate Information [Line Items]
Purchase price					R$ 3,928
Common shares | Board of Directors [Member]
Corporate Information [Line Items]
Common shares issued (in Shares)	3,800,000
Segisor S.A.S [Member]
Corporate Information [Line Items]
Ownership interest percentage		11.67%
Wilkes Participações S.A [Member]
Corporate Information [Line Items]
Common shares issued (in Shares)			254,000,000